Patent Rights - Summary of Patent Rights (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,601,745	$ 1,172,485	$ 1,172,485	$ 774,225
Additions during the year	56,130	53,758	458,037	420,587
Amortization in the year	(8,410)	(6,175)	(28,777)	(22,327)
Ending balance	1,649,465	1,220,068	1,601,745	1,172,485
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,856,750	1,398,713	1,398,713	978,126
Additions during the year	56,130	53,758	458,037	420,587
Amortization in the year			0	0
Ending balance	1,912,880	1,452,471	1,856,750	1,398,713
Accumulated Amortization & Impairment Losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(255,005)	(226,228)	(226,228)	(203,901)
Additions during the year			0	0
Amortization in the year	(8,410)	(6,175)	(28,777)	(22,327)
Ending balance	$ (263,415)	$ (232,403)	$ (255,005)	$ (226,228)